PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.4%
Brazil : 6.7%
31,673
Ambev SA
$ 64,677
0.0
235,583
Ambev SA, ADR
485,301
0.2
58,984  B3 SA - Brasil Bolsa
Balcao
112,834
0.1
301,988
Banco Bradesco SA, ADR
670,413
0.3
64,528  Banco Santander Brasil
SA, ADR
327,157
0.1
29,272  BB Seguridade
Participacoes SA
181,496
0.1
132,975
(1)
BRF SA, ADR
499,986
0.2
5,170  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
80,482
0.0
14,617
Energisa S/A
113,527
0.1
187,502  Itau Unibanco Holding SA,
ADR
1,128,762
0.5
41,954
(1)
JBS S/A
250,115
0.1
38,908
Klabin SA
151,198
0.1
15,285
Petroleo Brasileiro SA
109,230
0.1
134,350  Petroleo Brasileiro SA -
Foreign, ADR
1,917,175
0.9
384,072
Raia Drogasil SA
1,885,678
0.8
37,837
Rumo SA
147,705
0.1
7,926
Suzano SA
75,040
0.0
15,082
Telefonica Brasil SA
129,191
0.1
59,785
Telefonica Brasil SA, ADR
513,553
0.2
42,190
TIM SA/Brazil
129,565
0.1
32,200
TIM SA/Brazil, ADR
494,592
0.2
283,269
TOTVS SA
1,393,771
0.6
116,965
Vale SA, ADR
1,269,070
0.6
17,301
Vale SA - Foreign
187,871
0.1
77,463
Vibra Energia SA
317,459
0.1
135,409
XP, Inc. - Class A
2,316,848
1.0
14,952,696
6.7
Chile : 0.4%
65,846
Cencosud SA
121,713
0.0
27,042
Empresas Copec SA
188,343
0.1
2,566,158
Enel Chile SA
146,579
0.1
13,236
(2)
Sociedad Quimica y
Minera de Chile SA, ADR
503,762
0.2
960,397
0.4
China : 11.8%
334,400  Alibaba Group Holding
Ltd.
3,290,571
1.5
64,450
(1)
Baidu, Inc. - Class A
714,596
0.3
3,105
(1)
BeiGene Ltd., ADR
517,231
0.2
4,000
BYD Co. Ltd. - Class H
118,419
0.1
999,000
(3)
CGN Power Co. Ltd. -
Class H
407,961
0.2
138,000  China Construction Bank
Corp. - Class H
96,363
0.0
573,977  China Mengniu Dairy Co.
Ltd.
960,432
0.4
846,000  China Petroleum &
Chemical Corp. - Class H
542,188
0.2
26,000  China Shenhua Energy
Co. Ltd. - Class H
108,111
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
87,500  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
$ 124,960
0.1
150,000  CSPC Pharmaceutical
Group Ltd.
111,577
0.1
379,297
H World Group Ltd.
1,140,751
0.5
58,600  Haier Smart Home Co.
Ltd. - Class H
191,588
0.1
134,000  Hengan International
Group Co. Ltd.
418,597
0.2
165,900  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
300,777
0.1
76,500
(1)(3)
Innovent Biologics, Inc.
378,700
0.2
23,132
(1)
iQIYI, Inc., ADR
77,030
0.0
73,700
JD.com, Inc. - Class A
971,779
0.4
7,400  Kweichow Moutai Co. Ltd.
- Class A
1,454,824
0.7
35,100
(1)(3)
Meituan - Class B
486,018
0.2
6,700
NetEase, Inc.
123,572
0.1
332,000  People's Insurance Co.
Group of China Ltd. -
Class H
111,706
0.1
1,562,000  PetroChina Co. Ltd. -
Class H
1,356,401
0.6
146,000  PICC Property & Casualty
Co. Ltd. - Class H
191,453
0.1
103,928  Shenzhen International
Holdings Ltd.
83,272
0.0
19,400  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
690,814
0.3
298,000
(2)
Shougang Fushan
Resources Group Ltd.
104,778
0.0
102,827
Tencent Holdings Ltd.
4,745,101
2.1
324,000  Tingyi Cayman Islands
Holding Corp.
395,052
0.2
21,431
(1)
Trip.com Group Ltd., ADR
911,460
0.4
80,000  Tsingtao Brewery Co. Ltd.
- Class H
511,088
0.2
705,000  Uni-President China
Holdings Ltd.
581,120
0.3
27,500
Weibo Corp. - Class A
214,661
0.1
72,900  Wuliangye Yibin Co. Ltd. -
Class A
1,280,796
0.6
307,600  Yangzijiang Shipbuilding
Holdings Ltd.
620,202
0.3
48,800  Yankuang Energy Group
Co. Ltd. - Class H
63,699
0.0
62,392
Yum China Holdings, Inc.
1,883,554
0.8
26,281,202
11.8
France : 0.8%
4,002
L'Oreal SA
1,730,658
0.8
Germany : 0.6%
5,250
adidas AG
1,315,637
0.6
Greece : 0.6%
7,191  GEK Terna Holding Real
Estate Construction SA
139,330
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece (continued)
10,547  Hellenic
Telecommunications
Organization SA
$ 173,285
0.1
12,426  Helleniq Energy Holdings
SA
99,527
0.0
4,444
Jumbo SA
119,084
0.1
3,944  Motor Oil Hellas Corinth
Refineries SA
100,532
0.0
10,872
Mytilineos SA
429,656
0.2
10,698
OPAP SA
186,520
0.1
1,247,934
0.6
Hong Kong : 2.0%
323,425
(3)
AIA Group Ltd.
2,163,345
1.0
39,000
(2)
Beijing Enterprises
Holdings Ltd.
129,404
0.1
1,169,361
(3)
Budweiser Brewing Co.
APAC Ltd.
1,419,894
0.6
692,000
Kunlun Energy Co. Ltd.
670,820
0.3
4,383,463
2.0
Hungary : 0.3%
52,706  Magyar Telekom
Telecommunications PLC
157,854
0.1
25,987  MOL Hungarian Oil & Gas
PLC
202,556
0.1
11,782
Richter Gedeon Nyrt
335,886
0.1
696,296
0.3
India : 19.0%
1,863
AIA Engineering Ltd.
102,921
0.0
2,268
Alkem Laboratories Ltd.
143,912
0.1
14,702
Ambuja Cements Ltd.
119,591
0.0
39,940
Asian Paints Ltd.
1,474,099
0.7
1,363
Bajaj Auto Ltd.
157,475
0.1
22,994
Bajaj Finance Ltd.
1,873,709
0.8
61,750
Bharat Electronics Ltd.
233,655
0.1
112,862  Bharat Petroleum Corp.
Ltd.
473,397
0.2
6,919
Bharti Airtel Ltd.
123,601
0.1
273
Bosch Ltd.
114,177
0.0
1,695
(1)
Britannia Industries Ltd.
117,205
0.0
35,636
Castrol India Ltd.
111,830
0.0
12,240
Cipla Ltd./India
226,171
0.1
61,965
Coal India Ltd.
387,584
0.2
2,102
Coforge Ltd.
158,878
0.1
5,959  Colgate-Palmolive India
Ltd.
243,189
0.1
9,328  Container Corp. Of India
Ltd.
116,269
0.0
11,407  Coromandel International
Ltd.
226,724
0.1
4,154
Cummins India Ltd.
191,530
0.1
2,015
Divi's Laboratories Ltd.
118,617
0.0
4,107  Dr Reddy's Laboratories
Ltd.
331,638
0.1
3,457
Eicher Motors Ltd.
205,291
0.1
37,265
Exide Industries Ltd.
233,340
0.1
100,049
GAIL India Ltd.
288,566
0.1
3,399
Grasim Industries Ltd.
112,894
0.0
4,992
Havells India Ltd.
110,405
0.0
52,919
HCL Technologies Ltd.
1,041,283
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
3,548
(3)
HDFC Asset Management
Co. Ltd.
$ 174,597
0.1
49,100
HDFC Bank Ltd.
948,821
0.4
71,053
HDFC Bank Ltd., ADR
4,263,891
1.9
5,914
Hero MotoCorp Ltd.
388,536
0.2
45,585
Hindalco Industries Ltd.
365,661
0.2
2,603
Hindustan Aeronautics Ltd.
153,401
0.1
40,113  Hindustan Petroleum
Corp. Ltd.
188,577
0.1
13,509
Indian Hotels Co. Ltd.
103,812
0.0
174,180
Indian Oil Corp. Ltd.
379,566
0.2
23,774
Indraprastha Gas Ltd.
155,895
0.1
1,586
Info Edge India Ltd.
133,372
0.1
62,537
Infosys Ltd.
1,386,746
0.6
205,790
Infosys Ltd. - Foreign, ADR
4,554,133
2.0
3,020
(1)(3)
InterGlobe Aviation Ltd.
161,498
0.1
12,039
JSW Steel Ltd.
133,808
0.1
3,498
Larsen & Toubro Ltd.
159,744
0.1
1,397
(3)
LTIMindtree Ltd.
94,649
0.0
5,938
Mahindra & Mahindra Ltd.
206,705
0.1
1,396
Maruti Suzuki India Ltd.
219,037
0.1
13,882  Max Healthcare Institute
Ltd.
153,299
0.1
3,751
Mphasis Ltd.
130,022
0.1
131
MRF Ltd.
222,764
0.1
4,447
Nestle India Ltd.
130,680
0.1
53,614
NMDC Ltd.
155,234
0.1
57,697
NTPC Ltd.
287,315
0.1
86,738  Oil & Natural Gas Corp.
Ltd.
346,516
0.2
28,141
Oil India Ltd.
194,380
0.1
3,034
Persistent Systems Ltd.
175,556
0.1
79,642
Petronet LNG Ltd.
351,213
0.2
3,241
Phoenix Mills Ltd.
139,477
0.1
2,685
PI Industries Ltd.
142,293
0.1
70,619  Power Grid Corp. of India
Ltd.
294,141
0.1
257,584
Reliance Industries Ltd.
9,286,528
4.2
147,226
(1)
Reliance Strategic
Investments Ltd.
579,745
0.3
1,498
Siemens Ltd.
127,910
0.1
7,452  Sun Pharmaceutical
Industries Ltd.
153,272
0.1
2,290
Supreme Industries Ltd.
146,755
0.1
60,099  Tata Consultancy Services
Ltd.
3,155,841
1.4
75,355  Tata Consumer Products
Ltd.
1,072,211
0.5
21,245
Tata Power Co. Ltd.
115,372
0.0
142,926
Tata Steel Ltd.
282,978
0.1
18,040
Tech Mahindra Ltd.
336,036
0.1
2,445
Titan Co. Ltd.
101,251
0.0
11,950
Torrent Power Ltd.
266,828
0.1
1,795
Trent Ltd.
125,450
0.1
1,269
UltraTech Cement Ltd.
180,430
0.1
52,478
Vedanta Ltd.
283,091
0.1
18,135
Wipro Ltd.
113,170
0.0
7,722
Zydus Lifesciences Ltd.
115,172
0.0
42,375,330
19.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 1.8%
2,220,100
Astra International Tbk PT
$ 645,366
0.3
4,164,004
Bank Central Asia Tbk PT
2,631,313
1.2
242,200  Bank Mandiri Persero
Tbk PT
95,521
0.0
207,400  Bank Rakyat Indonesia
Persero Tbk PT
59,677
0.0
877,500  Telkom Indonesia Persero
Tbk PT
155,848
0.1
2,443,100
Unilever Indonesia Tbk PT
366,859
0.1
92,500
United Tractors Tbk PT
146,771
0.1
4,101,355
1.8
Japan : 1.4%
10,976
Fast Retailing Co. Ltd.
3,025,522
1.4
Kuwait : 0.0%
71,852  Mobile
Telecommunications Co.
KSCP
107,258
0.0
Malaysia : 0.9%
101,400
CelcomDIGI Bhd
83,924
0.0
96,800
CIMB Group Holdings Bhd
156,519
0.1
100,600
Gamuda Bhd
172,037
0.1
82,000
Genting Bhd
84,498
0.0
77,800
MISC Bhd
148,844
0.1
40,600
Petronas Gas Bhd
160,932
0.1
172,200
Sime Darby Bhd
97,533
0.0
81,700
Telekom Malaysia Bhd
124,074
0.1
218,100
Tenaga Nasional Bhd
668,375
0.3
184,400
YTL Corp. Bhd
137,149
0.1
104,800  YTL Power International
Bhd
106,559
0.0
1,940,444
0.9
Mexico : 5.5%
158,394
Alfa SAB de CV - Class A
90,628
0.0
25,751
Alsea SAB de CV
77,429
0.0
51,431  America Movil SAB de CV
- Foreign, ADR
859,926
0.4
11,589  Arca Continental SAB de
CV
114,186
0.1
352,582
Cemex SAB de CV
226,337
0.1
83,315  Cemex SAB de CV -
Foreign, ADR
534,882
0.2
32,560  Coca-Cola Femsa SAB
de CV
294,195
0.1
7,555  Coca-Cola Femsa SAB de
CV - Foreign, ADR
683,199
0.3
45,255  Corp Inmobiliaria Vesta
SAB de CV
132,600
0.1
14,446  El Puerto de Liverpool
SAB de CV - Class C1
102,326
0.1
82,795  Fibra Uno Administracion
SA de CV
105,321
0.1
25,027  Fomento Economico
Mexicano SAB de CV
276,088
0.1
30,696  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,384,234
1.5
13,733
GCC SAB de CV
117,259
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
9,655  Gruma SAB de CV - Class
B
$ 181,176
0.1
11,723  Grupo Aeroportuario del
Centro Norte SAB de CV
100,719
0.0
10,053  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
161,001
0.1
5,057  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
151,878
0.1
20,138
Grupo Bimbo SAB de CV
70,895
0.0
27,297  Grupo Comercial Chedraui
SA de CV
203,244
0.1
115,119  Grupo Financiero Banorte
SAB de CV - Class O
864,489
0.4
33,258
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
81,561
0.0
23,787
Grupo Mexico SAB de CV
133,777
0.1
110,222
Grupo Televisa SAB, ADR
240,284
0.1
34,993
(1)
Ollamani SAB
78,040
0.0
64,349  Orbia Advance Corp. SAB
de CV
83,066
0.0
47,004  Prologis Property Mexico
SA de CV
157,025
0.1
10,939  Promotora y Operadora de
Infraestructura SAB de CV
102,162
0.1
764,524  Wal-Mart de Mexico SAB
de CV
2,544,173
1.1
12,152,100
5.5
Netherlands : 1.0%
23,092
Heineken NV
2,049,203
0.9
14,705
NEPI Rockcastle NV
111,197
0.1
2,160,400
1.0
Peru : 0.6%
29,182  Cia de Minas
Buenaventura SAA, ADR
452,321
0.2
4,650
Credicorp Ltd.
793,476
0.4
1,245,797
0.6
Philippines : 0.2%
435,200
DMCI Holdings, Inc.
84,691
0.0
29,470  International Container
Terminal Services, Inc.
179,721
0.1
14,480
Manila Electric Co.
96,739
0.1
361,151
0.2
Qatar : 0.2%
31,156
Ooredoo QPSC
89,421
0.0
23,938
Qatar Fuel QSC
96,909
0.1
15,544
Qatar Islamic Bank SAQ
84,043
0.0
70,296
Qatar Navigation QSC
228,785
0.1
499,158
0.2
Romania : 0.1%
1,227,760
OMV Petrom SA
210,925
0.1
Saudi Arabia : 0.8%
32,124  Abdullah Al Othaim
Markets Co.
100,236
0.0
2,428
Astra Industrial Group
103,369
0.0
2,282  Bupa Arabia for
Cooperative Insurance Co.
140,135
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
9,494
Etihad Etisalat Co.
$ 131,875
0.1
34,500
Jarir Marketing Co.
119,433
0.1
4,133
SABIC Agri-Nutrients Co.
129,687
0.1
14,693  Sahara International
Petrochemical Co.
111,809
0.0
2,722
Saudi Airlines Catering Co.
84,180
0.0
78,426
(3)
Saudi Arabian Oil Co.
576,966
0.3
3,764  Saudi Aramco Base Oil
Co.
130,521
0.1
11,364
Saudi Telecom Co.
116,730
0.0
910  Saudia Dairy & Foodstuff
Co.
83,301
0.0
1,828,242
0.8
South Africa : 1.5%
8,087
Bid Corp. Ltd.
201,286
0.1
10,044
Bidvest Group Ltd.
150,953
0.1
11,133
Clicks Group Ltd.
216,394
0.1
22,949
Exxaro Resources Ltd.
245,878
0.1
20,642
MTN Group Ltd.
89,569
0.0
44,169
OUTsurance Group Ltd.
117,137
0.0
400,008
Sanlam Ltd.
1,791,113
0.8
16,054
Shoprite Holdings Ltd.
269,028
0.1
12,263
Tiger Brands Ltd.
150,045
0.1
57,785  Woolworths Holdings Ltd./
South Africa
191,004
0.1
3,422,407
1.5
South Korea : 17.3%
6,131
Cheil Worldwide, Inc.
79,385
0.0
1,347
DB Insurance Co. Ltd.
108,834
0.0
2,551
Doosan Bobcat, Inc.
77,204
0.0
6,602
GS Holdings Corp.
236,346
0.1
3,766
Hana Financial Group, Inc.
178,426
0.1
3,097  Hankook Tire &
Technology Co. Ltd.
101,135
0.0
1,994
HD Hyundai Co. Ltd.
122,195
0.1
2,927
Hyundai Glovis Co. Ltd.
260,526
0.1
2,260
Hyundai Mobis Co. Ltd.
365,646
0.2
1,145
Hyundai Motor Co.
208,676
0.1
3,791
Hyundai Steel Co.
76,708
0.0
35,097
Kakao Corp.
1,008,585
0.5
3,710
KB Financial Group, Inc.
239,837
0.1
4,636
Kia Corp.
380,415
0.2
3,427  Korea Aerospace
Industries Ltd.
142,431
0.1
10,114
Korean Air Lines Co. Ltd.
157,187
0.1
2,742
KT&G Corp.
186,927
0.1
1,287
LG Corp.
82,075
0.0
1,863
LG Electronics, Inc.
141,869
0.1
70,103
LG Uplus Corp.
512,738
0.2
19,965
NAVER Corp.
2,546,386
1.1
824
POSCO Holdings, Inc.
213,087
0.1
9,117
Samsung C&T Corp.
1,038,444
0.5
763  Samsung Electro-
Mechanics Co. Ltd.
89,197
0.0
131,903  Samsung Electronics Co.
Ltd.
8,133,439
3.6
5,665
(1)
Samsung Engineering Co.
Ltd.
118,329
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
599  Samsung Fire & Marine
Insurance Co. Ltd.
$ 162,886
0.1
15,973  Samsung Life Insurance
Co. Ltd.
1,127,304
0.5
1,718
Samsung SDS Co. Ltd.
185,906
0.1
23,186  Shinhan Financial Group
Co. Ltd.
1,019,742
0.5
59,686
SK Hynix, Inc.
8,560,377
3.8
123,163
(1)
SK Square Co. Ltd.
7,812,142
3.5
60,107
SK Telecom Co. Ltd.
2,378,373
1.1
989
SK, Inc.
108,473
0.0
2,639
S-Oil Corp.
130,187
0.1
13,564  Woori Financial Group,
Inc.
156,124
0.1
38,447,541
17.3
Taiwan : 16.7%
11,000
Accton Technology Corp.
172,428
0.1
156,000
Acer, Inc.
210,564
0.1
13,699
Advantech Co. Ltd.
145,710
0.1
83,000  ASE Technology Holding
Co. Ltd.
387,370
0.2
82,000
Asia Cement Corp.
103,595
0.0
15,000
Asustek Computer, Inc.
210,355
0.1
14,000  Catcher Technology Co.
Ltd.
91,193
0.0
71,000  Cheng Shin Rubber
Industry Co. Ltd.
104,615
0.0
69,000  Chicony Electronics Co.
Ltd.
328,816
0.2
214,000  China Development
Financial Holding Corp.
105,618
0.1
126,000
China Steel Corp.
89,179
0.0
50,000  Chunghwa Telecom Co.
Ltd.
185,274
0.1
525,000
Compal Electronics, Inc.
508,682
0.2
156,000  CTBC Financial Holding
Co. Ltd.
169,325
0.1
27,000
Delta Electronics, Inc.
346,783
0.2
10,000
Eclat Textile Co. Ltd.
162,414
0.1
7,000
Elite Material Co. Ltd.
95,118
0.0
132,000
Eva Airways Corp.
139,118
0.1
21,000  Evergreen Marine Corp.
Taiwan Ltd.
109,073
0.1
131,000  Far Eastern New Century
Corp.
136,277
0.1
34,000  Far EasTone
Telecommunications Co.
Ltd.
89,567
0.0
22,000  Feng TAY Enterprise Co.
Ltd.
94,230
0.0
694,000
(1)(3)
FIT Hon Teng Ltd.
239,807
0.1
64,000  Formosa Chemicals &
Fibre Corp.
97,444
0.0
72,000
Formosa Plastics Corp.
127,139
0.1
76,000  Foxconn Technology Co.
Ltd.
152,889
0.1
9,000  Gigabyte Technology Co.
Ltd.
72,785
0.0
116,000  Hon Hai Precision Industry
Co. Ltd.
711,651
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
201,000
Inventec Corp.
$ 297,231
0.1
2,400
Largan Precision Co. Ltd.
208,225
0.1
118,000
Lite-On Technology Corp.
360,881
0.2
147,000
MediaTek, Inc.
5,598,515
2.5
48,000  Micro-Star International
Co. Ltd.
250,439
0.1
79,000
Nan Ya Plastics Corp.
120,883
0.1
19,000  Novatek Microelectronics
Corp.
306,424
0.1
153,000
Pegatron Corp.
472,636
0.2
256,000
Pou Chen Corp.
282,579
0.1
67,000  Powertech Technology,
Inc.
336,904
0.2
27,000
Quanta Computer, Inc.
230,033
0.1
12,000  Realtek Semiconductor
Corp.
189,300
0.1
38,000  Sino-American Silicon
Products, Inc.
223,865
0.1
172,000  SinoPac Financial
Holdings Co. Ltd.
140,009
0.1
48,000  Synnex Technology
International Corp.
104,272
0.0
50,000
Taiwan Fertilizer Co. Ltd.
98,395
0.0
724,458  Taiwan Semiconductor
Manufacturing Co. Ltd.
21,133,392
9.5
67,000  Teco Electric and
Machinery Co. Ltd.
99,634
0.0
75,000  Uni-President Enterprises
Corp.
192,743
0.1
139,000  United Microelectronics
Corp.
221,440
0.1
183,000
Wistron Corp.
550,619
0.3
33,000
WPG Holdings Ltd.
86,960
0.0
99,000  Yuanta Financial Holding
Co. Ltd.
99,325
0.0
53,000  Zhen Ding Technology
Holding Ltd.
223,524
0.1
37,215,247
16.7
Thailand : 1.7%
15,400  Advanced Info Service
PCL
101,216
0.0
3,500  Bangkok Dusit Medical
Services PCL
2,580
0.0
157,300  Bangkok Dusit Medical
Services PCL - Class F
115,958
0.1
17,100
Bumrungrad Hospital PCL
118,066
0.1
1,809,419
CP ALL PCL - Foreign
2,960,494
1.3
43,000  PTT Exploration &
Production PCL
176,801
0.1
199,400  PTT Oil & Retail Business
PCL
88,501
0.0
6,100
PTT PCL
5,475
0.0
278,900
PTT PCL - Foreign
250,321
0.1
12,200  Siam Cement PCL
- Foreign
75,729
0.0
3,895,141
1.7
Turkey : 0.9%
541,144
Akbank TAS
1,011,446
0.5
10,550
BIM Birlesik Magazalar AS
199,259
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
26,407
KOC Holding AS
$ 171,514
0.1
11,868
(1)
Turk Hava Yollari AO
103,655
0.0
61,227  Turkcell Iletisim Hizmetleri
AS
195,230
0.1
47,993  Turkiye Petrol Rafinerileri
AS
236,648
0.1
1,917,752
0.9
United Arab Emirates : 0.4%
281,820
Air Arabia PJSC
201,909
0.1
54,674
Aldar Properties PJSC
110,004
0.0
77,854
Emaar Development PJSC
179,959
0.1
150,553
Emaar Properties PJSC
353,741
0.2
845,613
0.4
United Kingdom : 1.3%
49,005
Unilever PLC, ADR
3,008,907
1.3
United States : 0.6%
12,804
Micron Technology, Inc.
1,406,135
0.6
Uruguay : 1.3%
1,739
(1)
MercadoLibre, Inc.
2,902,217
1.3
Total Common Stock
(Cost $195,843,911)
214,636,925
96.4
EXCHANGE-TRADED FUNDS : 0.0%
505  iShares MSCI Emerging
Markets ETF
21,690
0.0
Total Exchange-Traded
Funds
(Cost $20,159)
21,690
0.0
PREFERRED STOCK : 0.7%
Brazil : 0.5%
23,538
Bradespar SA
77,237
0.0
121,805  Cia Energetica de Minas
Gerais
234,947
0.1
51,332  Cia Paranaense de
Energia
91,117
0.0
39,824
Gerdau SA
128,636
0.1
261,216
Itausa SA
467,369
0.2
28,127
Petroleo Brasileiro SA
185,287
0.1
1,184,593
0.5
Chile : 0.1%
2,350  Sociedad Quimica y
Minera de Chile SA
89,097
0.1
South Korea : 0.1%
1,599
LG Chem Ltd.
249,205
0.1
Total Preferred Stock
(Cost $1,699,417)
1,522,895
0.7

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
RIGHTS : 0.0%
India : 0.0%
2,884  Tata Consumer Products
Ltd.
$ 12,872
0.0
Total Rights
(Cost $–)
12,872
0.0
Total Long-Term
Investments
(Cost $197,563,487)
216,194,382
97.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.7%
Repurchase Agreements : 0.3%
741,666
(4)
HSBC Securities (USA),
Inc., Repurchase
Agreement dated
07/31/2024, 5.330%, due
08/01/2024 (Repurchase
Amount $741,774,
collateralized by various
U.S. Government
Securities, 0.000%,
Market Value plus accrued
interest $756,499, due
11/15/24-05/15/50)
741,666
0.3
Total Repurchase
Agreements
(Cost $741,666)
741,666
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.4%
4,450,714
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.210%
4,450,714
2.0
923,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
923,000
0.4
Total Mutual Funds
(Cost $5,373,714)
5,373,714
2.4
Total Short-Term
Investments
(Cost $6,115,380)
6,115,380
2.7
Total Investments in
Securities
(Cost $203,678,867) $ 222,309,762 99.8
Assets in Excess of
Other Liabilities 503,141 0.2
Net Assets $ 222,812,903 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of July 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 29.3%
Consumer Staples 14.1
Financials 12.1
Consumer Discretionary 9.7
Energy 8.5
Communication Services 7.5
Industrials 7.4
Materials 4.2
Utilities 2.1
Health Care 1.6
Real Estate 0.6
Exchange-Traded Funds 0.0
Right 0.0
Short-Term Investments 2.7
Assets in Excess of Other Liabilities 0.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 14,952,696 $ — $ — $ 14,952,696
Chile 960,397 — — 960,397
China 2,470,890 23,810,312 — 26,281,202
France — 1,730,658 — 1,730,658
Germany — 1,315,637 — 1,315,637
Greece 305,604 942,330 — 1,247,934
Hong Kong — 4,383,463 — 4,383,463
Hungary 538,442 157,854 — 696,296
India 8,818,024 33,557,306 — 42,375,330
Indonesia 2,778,084 1,323,271 — 4,101,355
Japan — 3,025,522 — 3,025,522
Kuwait — 107,258 — 107,258
Malaysia 817,219 1,123,225 — 1,940,444
Mexico 12,152,100 — — 12,152,100
Netherlands 111,197 2,049,203 — 2,160,400
Peru 1,245,797 — — 1,245,797
Philippines 361,151 — — 361,151
Qatar 415,115 84,043 — 499,158
Romania — 210,925 — 210,925
Saudi Arabia 140,135 1,688,107 — 1,828,242
South Africa 2,666,979 755,428 — 3,422,407
South Korea — 38,447,541 — 38,447,541
Taiwan — 37,215,247 — 37,215,247
Thailand — 3,895,141 — 3,895,141
Turkey 1,917,752 — — 1,917,752
United Arab Emirates 643,704 201,909 — 845,613
United Kingdom 3,008,907 — — 3,008,907
United States 1,406,135 — — 1,406,135
Uruguay 2,902,217 — — 2,902,217
Total Common Stock 58,612,545 156,024,380 — 214,636,925
Exchange-Traded Funds 21,690 — — 21,690
Preferred Stock 1,273,690 249,205 — 1,522,895
Rights — 12,872 — 12,872
Short-Term Investments 5,373,714 741,666 — 6,115,380
Total Investments, at fair value $ 65,281,639 $ 157,028,123 $ — $ 222,309,762
Other Financial Instruments
Thailand — 3,701 — 3,701
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (52) $ — $ (52)
Futures (7,449) — — (7,449)
Total Liabilities $ (7,449) $ (52) $ — $ (7,501)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
At July 31, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Series EME Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
ZAR 603,265 USD 33,167 The Bank of New York 08/05/24 $ (52)
$ (52)
At July 31, 2024, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 18 09/20/24 $ 986,850 $ (7,449)
$ 986,850 $ (7,449)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 33,868,926
Gross Unrealized Depreciation (15,238,031)
Net Unrealized Appreciation $ 18,630,895